MERCER FUNDS

SUPPLEMENT TO
THE CLASS S SHARES AND CLASS Y SHARES PROSPECTUSES
DATED JULY 31, 2014, AS SUPPLEMENTED ON SEPTEMBER 18, 2014,

OCTOBER 7, 2014, OCTOBER 23, 2014, DECEMBER 18, 2014, FEBRUARY 23, 2015 AND FEBRUARY 25, 2015

The date of this Supplement is May 22, 2015.

The following changes are made to the prospectuses of the Class S shares (the “Class S Shares Prospectus”) and of the Class Y-1, Y-2, and Y-3 shares (the “Class Y Shares Prospectus”) of Mercer Funds, effective as of May 25, 2015:

1.	In the section entitled “Who Manages the Fund” on page 108 of the Class S Shares Prospectus and page 110 of the Class Y Shares Prospectus, the following paragraph replaces similar language:

The Advisor manages the Funds based on the philosophy and belief that portfolios which are appropriately constructed with combinations of quality, asset-class specialist investment managers can generally be expected to provide consistent, above-average performance over time. Stan Mavromates, Larry Vasquez, CFA, and Manny Weiss, CFA, are responsible for establishing the Funds’ overall investment strategies and evaluating and monitoring the subadvisors managing the Funds. Mr. Mavromates has served as Vice President and Chief Investment Officer of the Advisor since 2012. From 2005 to 2012, Mr. Mavromates was the Chief Investment Officer of the Massachusetts Pension Reserves Investment Board. Mr. Vasquez has been a portfolio manager of the Advisor since 2012. From 2009 to 2012, Mr. Vasquez was a portfolio manager at UBS Global Asset Management, Inc. Prior to 2009, he was a portfolio manager at SEI Investments. Mr. Weiss has been a portfolio manager with the Advisor since January 2009. Prior to that, Mr. Weiss held various positions with 2100 Capital Group LLC from 2005 to 2007.

MERCER FUNDS

SUPPLEMENT TO
THE STATEMENT OF ADDITIONAL INFORMATION
DATED JULY 31, 2014, AS SUPPLEMENTED ON SEPTEMBER 18, 2014,

OCTOBER 7, 2014, OCTOBER 23, 2014, DECEMBER 18, 2014,

FEBRUARY 23, 2015, FEBRUARY 25, 2015 AND MARCH 19, 2015

The date of this Supplement is May 22, 2015.

The following changes are made in the Statement of Additional Information of Mercer Funds, effective as of May 25, 2015:

1. In the section entitled “Management of the Trust,” on page 35, the information related to John Kirby is deleted in its entirety.